Cover	6 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Aether Holdings, Inc.
Entity Central Index Key	0002026353
Entity Tax Identification Number	35-2818803
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1441 Broadway
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(347)
Local Phone Number	363–0886
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1441 Broadway
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	(347)
Local Phone Number	363–0886
Contact Personnel Name	Nicolas Lin